Share-Based Payments - Summary of Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2019 Plan
Weighted average grant date fair value
Outstanding, beginning balance	$ 1.68
Granted	0	$ 0	$ 1.73
Forfeited/Cancelled	1.64
Outstanding, ending balance	1.87	$ 1.68
Expected to vest, ending balance	$ 1.87
2019 Plan | ESOP Holdco Class B Shares
Number of Options/ISUs
Awarded and unvested, beginning balance	9,332,572
Forfeited/Cancelled	(7,702,163)
Awarded and unvested, ending balance		9,332,572
Expected to vest, ending balance	1,630,409
Awarded and unvested, ending balance	1,630,409
ISUs
Number of Options/ISUs
Awarded and unvested, beginning balance	212,429
Granted	29,853
Vested	(53,203)
Forfeited/Cancelled	(17,110)
Awarded and unvested, ending balance	171,969	212,429
Expected to vest, ending balance	171,969
Weighted average grant date fair value
Awarded and unvested, beginning balance	$ 91.23
Granted	88.57
Vested	112.84
Forfeited	72.98
Awarded and unvested, ending balance	85.90	$ 91.23
Expected to vest, ending balance	$ 85.90